Note 11 - Stock-based Compensation - Schedule of Restricted Stock (Details) - The 2021 Stock Incentive Plan [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Options outstanding, balance (in shares)	0	0
Options outstanding, balance, weighted average exercise price (in dollars per share) | $ / shares	$ 0	$ 0
Vested (in shares)	(50,361)	0
Vested, weighted average exercise price	2.47	0
Options outstanding, balance (in shares)	203,824	0
Options outstanding, balance, weighted average exercise price (in dollars per share) | $ / shares	$ 2.41	$ 0
Restricted Stock [Member]
Granted, shares (in shares)	254,185	0
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 2.42	$ 0
Cancelled and forfeited, shares (in shares)	0	0
Cancelled and forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0	$ 0